Income Taxes	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Income Taxes [Text Block]
18.	Income Taxes

a)	Provision for Income Taxes

The following table reconciles the income tax provision from the expected income tax amount based on the statutory rates to the amount recognized in the statements of comprehensive loss:

	August 31,	August 31,	August 31,
	2018	2017	2016

Net loss for the year before income taxes	$3,458,976	$3,674,789	$3,955,785
Combined Canadian federal and provincial tax rate	25.1%	25.0%	25.4%

Expected income tax recovery at statutory rates	868,203	918,697	1,004,769
Share based compensation	(37,620)	(45,777)	(87,740)
Non-deductible financing transaction costs	(89,678)	(90,372)	-
Other non-deductible expenses	(2,864)	(6,708)	(8,697)
Exploration expenditures to be renounced	-	-	(16,638)
Non-taxable (non-deductible) change in fair value of financial instruments	6,706	50,456	(31,130)
Losses and other deductions for which no benefit has been recognized	(526,515)	(508,828)	(444,424)

Deferred income tax recoveries	$218,232	$317,468	$416,140

b)	Income Tax Effect of Temporary Differences Recognized

The tax effects of temporary differences recognized as at August 31, 2018 and August 31, 2017 are as follows:

	August 31,	August 31,
	2018	2017
Deferred income tax assets
Exploration and evaluation assets	$4,647,258	$5,518,746
Scientific research and experimental developmental expenditures	5,527,640	4,594,951
	10,174,898	10,113,697
Deferred income tax liabilities
Property plant and equipment	(10,174,898)	(10,113,697)

Net deferred income tax assets	$-	$-
c)	Income Tax Temporary Differences Not Recognized

The deductible income tax temporary differences that have not been recognized as deferred income tax assets as at August 31, 2018 and August 31, 2017 are as follows:

	August 31,	August 31,
	2018	2017

Non-capital loss carryforwards	$33,460,535	$28,092,197
Scientific research and experimental developmental expenditures	5,345,287	8,987,956
Share issuance costs	781,253	1,226,581
Capital loss carry forwards	2,294,535	2,294,535

Deductible temporary differences not recognized	$41,881,610	$40,601,269

The Company also has non-refundable investment tax credit carry forwards of $5,773,473 (2017 - $5,817,339), which has not been recognized as a deferred income tax asset.

d)	Non-Capital Losses

The Company has non-capital losses carried forward of approximately $31,793,000 (2017 – $26,424,000, 2016 - $24,367,000) available to reduce future years’ Canadian taxable income. These losses will expire as follows:

2026	$156,000
2027	232,000
2028	847,000
2029	914,000
2030	1,584,000
2031	3,050,000
2032	3,601,000
2033	4,151,000
2034	4,211,000
2035	4,397,000
2036	3,008,000
2037	2,805,000
2038	2,837,000

The Company also has net operating losses of approximately $1,668,000 (2017 - $1,668,000, 2016 - $1,668,000) to reduce future years’ U.S. taxable income. These losses will expire as follows:

2031	$5,000
2032	2,000
2033	3,000
2034	1,658,000

e)	Capital Losses

The Company has capital losses carried forward of approximately $2,295,000 (2017 - 2,295,000, 2016 - $2,295,000) available to reduce future years’ Canadian taxable capital gains.